Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property, plant and equipment

	Land and buildings	Plant and equipment	Computer equipment	Total
	€m	€m	€m	€m
SUCCESSOR
Cost
Balance at December 31, 2015	119.2	221.8	2.4	343.4
Acquisitions through business combinations	—	2.5	—	2.5
Additions	3.3	34.3	0.4	38.0
Transfer to intangible assets (note 13)	(1.7)	1.1	—	(0.6)
Disposals	(2.7)	(0.6)	—	(3.3)
Effect of movements in foreign exchange	(7.6)	(28.8)	—	(36.4)
Balance at December 31, 2016	110.5	230.3	2.8	343.6
Additions	11.6	26.0	0.4	38.0
Disposals	(0.1)	(1.1)	—	(1.2)
Effect of movements in foreign exchange	(4.6)	(12.7)	—	(17.3)
Balance at December 31, 2017	117.4	242.5	3.2	363.1
Accumulated depreciation and impairment
Balance at December 31, 2015	3.4	21.4	0.4	25.2
Depreciation	6.5	35.7	1.1	43.3
Impairment	(0.2)	1.6	—	1.4
Transfers	—	0.2	(0.2)	—
Effect of movements in foreign exchange	(3.9)	(20.5)	(0.1)	(24.5)
Balance at December 31, 2016	5.8	38.4	1.2	45.4
Depreciation	6.1	28.9	0.9	35.9
Impairment	—	0.3	—	0.3
Effect of movements in foreign exchange	(3.7)	(10.2)	—	(13.9)
Balance at December 31, 2017	8.2	57.4	2.1	67.7
Net book value December 31, 2015	115.8	200.4	2.0	318.2
Net book value December 31, 2016	104.7	191.9	1.6	298.2
Net book value December 31, 2017	109.2	185.1	1.1	295.4